Income Tax Expense - Summary of Reconciliation of Effective Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 TRY (₺)
Summary of Reconciliation of Effective Income Tax Expense [Line Items]
Exemption effect of disposal	₺ (24,268,000)
Fintur [member]
Summary of Reconciliation of Effective Income Tax Expense [Line Items]
Exemption effect of disposal	₺ 76,164